Borrowings - Schedule of lease obligations (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	£ 916	£ 673
Less: finance charges allocated to future periods	(202)	(115)
Lease liabilities	714	558
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	118	132
Lease liabilities	96	107
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	318	282
Lease liabilities	269	247
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	480	259
Lease liabilities	£ 349	£ 204